Employee benefits - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Post-employment benefit expense, defined contribution plans	€ 13.4	€ 10.2	€ 8.3
Recognized liability for net employee benefit obligations	132.1	244.2	276.2
Estimate of contributions expected to be paid to plan for next annual reporting period	€ 6.7
Weighted average duration of defined benefit obligation	16 years 1 month 6 days
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Recognized liability for net employee benefit obligations	€ 239.7	352.6	€ 374.1
Present value of defined benefit obligation | Other countries
Disclosure of defined benefit plans [line items]
Recognized liability for net employee benefit obligations	€ 7.1	€ 8.7